Securities - Summary of Allowance for Credit Losses - Securities at FVOCI (Detail) - Debt securities at fair value through other comprehensive income [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Disclosure of financial assets [line items]
Balance at beginning of period	$ 9	$ 42	$ 11	$ 25
Provision for credit losses
Purchases	1	48	3	82
Sales and maturities		(46)	(8)	(63)
Changes in risk, parameters and exposures	(9)	(2)	(5)
Exchange rate and other		3		1
Balance at end of period	1	45	1	45
Performing Stage one [member]
Disclosure of financial assets [line items]
Balance at beginning of period	6	37	4	3
Provision for credit losses
Purchases	1	48	3	82
Sales and maturities		(46)	(1)	(46)
Changes in risk, parameters and exposures	(2)	(1)	(1)	(1)
Exchange rate and other		2		2
Balance at end of period	5	40	5	40
Performing Stage two [member]
Disclosure of financial assets [line items]
Balance at beginning of period		5	7	22
Provision for credit losses
Sales and maturities			(7)	(17)
Changes in risk, parameters and exposures		(1)		1
Exchange rate and other		1		(1)
Balance at end of period		$ 5		$ 5
Impaired Stage three [member]
Disclosure of financial assets [line items]
Balance at beginning of period	3
Provision for credit losses
Changes in risk, parameters and exposures	(7)		(4)
Balance at end of period	$ (4)		$ (4)